ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2023	2022
Accrued management services	$86	$86
Professional services	207	202
Other accrued expenses	192	181

	$485	$469